INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of income tax rate reconciliation

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations	2,173	613	1,186
Canadian federal statutory income tax rate	15%	15%	15%
Expected federal taxes at statutory rate	326	92	178
Increase/(decrease) resulting from:
Provincial and state income taxes	(36)	(1)	97
Foreign and other statutory rate differentials1	394	45	(69)
Effects of rate-regulated accounting5	(97)	(55)	(38)
Foreign allowable interest deductions5	(65)	(39)	(24)
Part VI.1 tax, net of federal Part I deduction2,5	47	23	19
Intercompany sale of investment3.5	68	-	33
Noncontrolling interests5	(28)	26	(32)
Other4,5	2	32	7
Income taxes on earnings before discontinued operations	611	123	171
Effective income tax rate	28.1%	20.1%	14.4%

1

The higher effective income tax rate for 2014 reflected the increase in earnings in the Company’s United States operations and the higher United States federal statutory rate over the Canadian federal statutory rate.

2

Represents Part VI.1 tax on preference share dividend distributions, net of an allowed federal deduction. For 2013, this tax was presented net of an $11 million federal tax recovery related to changes to tax law enacted during the year.

3

In November 2014 and December 2012, Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized on these transfers were eliminated. However, because these transactions involved the sale of shares and partnership units, tax consequences have been recognized in earnings. This resulted in a tax expense of $157 million and $56 million in 2014 and 2012, respectively.

4	Other for 2013 includes $55 million related to the federal component of the tax effect of adjustments related to prior periods.
5	The provincial or state tax component of these items is included in the “Provincial and state income taxes” above.

Schedule of components of pretax earnings and income taxes

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations
Canada	114	193	1,037
United States	1,614	132	(58)
Other	445	288	207
	2,173	613	1,186
Current income taxes
Canada	35	(30)	130
United States	(15)	18	35
Other	4	4	3
	24	(8)	168
Deferred income taxes
Canada	(193)	31	160
United States	780	100	(157)
	587	131	3
Income taxes on earnings before discontinued operations	611	123	171

Schedule of major components of deferred income tax assets and liabilities

December 31,	2014	2013
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(2,668)	(1,984)
Investments	(2,469)	(1,226)
Regulatory assets	(240)	(248)
Other	(102)	(115)
Total deferred income tax liabilities	(5,479)	(3,573)
Deferred income tax assets
Financial instruments	644	487
Pension and OPEB plans	203	128
Loss carryforwards	390	129
Other	246	68
Total deferred income tax assets	1,483	812
Less valuation allowance	(42)	(28)
Total deferred income tax assets, net	1,441	784
Net deferred income tax liabilities	(4,038)	(2,789)
Presented as follows:
Assets
Accounts receivable and other (Note 7)	245	120
Deferred income taxes	561	16
Total deferred income tax assets	806	136
Liabilities
Accounts payable and other	(2)	-
Deferred income taxes	(4,842)	(2,925)
Total deferred income tax liabilities	(4,844)	(2,925)
Net deferred income tax liabilities	(4,038)	(2,789)

Schedule of unrecognized tax benefits

Year ended December 31,	2014	2013
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	46	54
Gross increases for tax positions of current year	5	10
Gross decreases for tax positions of prior years	-	(14)
Reduction for lapse of statute of limitations	(5)	(4)
Change in translation of foreign currency	5	-
Unrecognized tax benefits at end of year	51	46